Related parties -Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Common stock issued for notes purchased		66,155,340		92,619,641	9,162,976
Related party [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of notes	$ 7,000,000
Interest rate of notes	5.00%
Term of notes	5 years
Interest expense		$ 200,000	$ 300,000
Common stock issued for notes purchased	25,000
Promissory Notes Purchased	$ 250,000
Related party [Member] | Two Board Members [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of notes	$ 6,000,000.0